GUIDESTONE FUNDS
Supplement dated January 27, 2023
to
Prospectus dated May 1, 2022 as amended August 31, 2022
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  FEES AND EXPENSES CHANGES FOR THE CONSERVATIVE ALLOCATION FUND
Under the heading “Fees and Expenses” for the Conservative Allocation Fund (“CAF”), on page 43, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.05%	0.30%
Acquired fund fees and expenses(1)	0.50%	0.50%
Total annual Fund operating expenses	0.65%	0.90%
(1)
Acquired fund fees and expenses have been restated to reflect current estimated fees and expenses based on the Fund’s target allocation among the underlying funds.
Under the heading “Fees and Expenses” for the CAF, on page 43, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$66	$92
3 Years	$208	$287
5 Years	$362	$498
10 Years	$810	$1,108
II.  PRINCIPAL INVESTMENT STRATEGIES CHANGES TO THE
CONSERVATIVE ALLOCATION FUND
In the section “Principal Investment Strategies” for the CAF, on page 44, the second and fourth bullets are deleted in their entirety and replaced with the following, respectively:
•
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)(3)	50-80%
Equities(4)	20-40%
Real Assets(2)	0-15%
Alternatives(2)	0-15%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and foreign and domestic investments.
i

(3)
The Fixed Income asset class may include impact-related investments.
(4)
The Equities asset class may include impact-related investments and a fund which may invest a portion of its assets in fixed income and convertible securities.
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (“REITs”)); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
In the section “Principal Investment Strategies” for the CAF, on page 44, the following disclosure is added:
•
The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.
III.  FEES AND EXPENSES CHANGES FOR THE BALANCED ALLOCATION FUND
Under the heading “Fees and Expenses” for the Balanced Allocation Fund (“BAF”), on page 49, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.02%	0.27%
Acquired fund fees and expenses(1)	0.59%	0.59%
Total annual Fund operating expenses	0.71%	0.96%
(1)
Acquired fund fees and expenses have been restated to reflect current estimated fees and expenses based on the Fund’s target allocation among the underlying funds.

Under the heading “Fees and Expenses” for the BAF, on page 49, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$73	$98
3 Years	$227	$306
5 Years	$395	$531
10 Years	$883	$1,178
IV.  PRINCIPAL INVESTMENT STRATEGIES CHANGES TO THE
BALANCED ALLOCATION FUND
In the section “Principal Investment Strategies” for the BAF, on page 50, the second and fourth bullets are deleted in their entirety and replaced with the following, respectively:
•
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)(3)	35-60%
Equities(4)	40-65%
Real Assets(2)	0-15%
Alternatives(2)	0-15%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and foreign and domestic investments.
(3)
The Fixed Income asset class may include impact-related investments.
(4)
The Equities asset class may include impact-related investments and a fund which may invest a portion of its assets in fixed income and convertible securities.
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (“REITs”)); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.

In the section “Principal Investment Strategies” for the BAF, on page 50, the following disclosure is added:
•
The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.
V.  FEES AND EXPENSES CHANGES FOR THE GROWTH ALLOCATION FUND
Under the heading “Fees and Expenses” for the Growth Allocation Fund (“GAF”), on page 55, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.02%	0.28%
Acquired fund fees and expenses(1)	0.66%	0.66%
Total annual Fund operating expenses	0.78%	1.04%
(1)
Acquired fund fees and expenses have been restated to reflect current estimated fees and expenses based on the Fund’s target allocation among the underlying funds.
Under the heading “Fees and Expenses” for the GAF, on page 55, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$80	$106
3 Years	$249	$331
5 Years	$433	$574
10 Years	$966	$1,271
VI.  PRINCIPAL INVESTMENT STRATEGIES CHANGES TO THE
GROWTH ALLOCATION FUND
In the section “Principal Investment Strategies” for the GAF, on page 56, the second and fourth bullets are deleted in their entirety and replaced with the following, respectively:
•
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)(3)	10-35%
Equities(4)	65-90%
Real Assets(2)	0-15%
Alternatives(2)	0-15%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and foreign and domestic investments.
(3)
The Fixed Income asset class may include impact-related investments.

(4)
The Equities asset class may include impact-related investments and a fund which may invest a portion of its assets in fixed income and convertible securities.
•
The asset classes in which the Fund may invest through the Select Funds generally are divided into:
•
Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles);
•
Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities (i.e., high yield securities or junk bonds) and short-term investments such as money market instruments);
•
Real assets (such as inflation-indexed bonds, real estate-related securities and equity securities of real estate investment trusts (“REITs”)); and
•
Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
In the section “Principal Investment Strategies” for the GAF, on page 56, the following disclosure is added:
•
The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.
VII.  FEES AND EXPENSES CHANGES FOR THE AGGRESSIVE ALLOCATION FUND
Under the heading “Fees and Expenses” for the Aggressive Allocation Fund (“AAF”), on page 61, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.10%	0.10%
Other expenses	0.03%	0.28%
Acquired fund fees and expenses(1)	0.71%	0.71%
Total annual Fund operating expenses	0.84%	1.09%
(1)
Acquired fund fees and expenses have been restated to reflect current estimated fees and expenses based on the Fund’s target allocation among the underlying funds.
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Under the heading “Fees and Expenses” for the AAF, on page 61, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$86	$111
3 Years	$268	$347
5 Years	$466	$601
10 Years	$1,037	$1,329
VIII.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIAL INVESTMENT RISKS CHANGES
TO THE AGGRESSIVE ALLOCATION FUND
In the section “Principal Investment Strategies” for the AAF, on page 62, the second bullet is deleted in its entirety and replaced with the following:
•
The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.
Asset Class(1)	Range
Fixed Income(2)	0-10%
Equities(3)	90-100%
(1)
All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)
The Fixed Income asset class may include impact-related investments.
(3)
The Equities asset class may include impact-related investments and a fund which may invest a portion of its assets in fixed income and convertible securities.
In the section “Principal Investment Strategies” for the AAF, on page 62, the following disclosure is added:
•
The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with the Adviser’s Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.
In the section “Principal Investment Risks” for the AAF, beginning on page 62, the following risk is added in alphabetical order:
•
Impact Investing Risk: The application of impact investing criteria carries the risk that, under certain market conditions, the Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. There is a chance that the information and data used in evaluating an impact-based investment may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the impact investing factors relevant to a particular investment. Successful application of impact investing strategies depends upon the skill of investment managers in properly identifying and analyzing impact investing issues. Investments made may not generate the amount of positive impact that was intended when the investment was made.
IX.  CORRECTION TO TITLE OF PORTFOLIO MANAGER
Brandon Pizzurro, CFP®, serves as a portfolio manager of GuideStone Capital Management, LLC, the adviser to GuideStone Funds. All references within the Prospectus to Mr. Pizzurro’s title are deleted in their entirety and replaced with Vice President – Investment Officer.

X.  PORTFOLIO MANAGER CHANGES FOR THE LOW-DURATION BOND FUND
Effective October 2022, Adam Carlin, CFA, Director, Amanda Liu, CFA, Director, and Sam Summers, Director, became members of the investment team primarily responsible for the day-to-day management of BlackRock Financial Management, Inc.’s (“BFM”) assigned portion of the Low-Duration Bond Fund (“LDBF”). In addition, effective on or about March 31, 2023, Bob Miller, Managing Director, will retire from BFM and will no longer serve as a portfolio manager to the LDBF.  Upon retirement, all references to Mr. Miller will be deleted in their entirety.
In the section “Sub-Advisers and Portfolio Managers” for the LDBF, on page 75, the disclosure for BFM is deleted in its entirety and replaced with the following:

BlackRock Financial Management, Inc., BlackRock International Limited and BlackRock (Singapore) Limited
Adam Carlin, CFA Director	Since October 2022
Akiva Dickstein Managing Director	Since November 2020
Amanda Liu, CFA Director	Since October 2022
Scott MacLellan, CFA Director	Since July 2008
Bob Miller¹ Managing Director	Since November 2020
Sam Summers Director	Since October 2022
(1)
Effective on or about March 31, 2023, Bob Miller will retire and no longer serve as portfolio manager to the Fund.
Under the heading “Sub-Advisers” for the LDBF, on page 197, the disclosure for BFM is deleted in its entirety and replaced with the following:
BlackRock Financial Management, Inc. (“BFM”), BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) are located at 55 East 52nd Street, New York, New York 10055, Exchange Place One, 1 Semple Street, Edinburgh EH3 8BL, Scotland, and at Twenty Anson, 20 Anson Road, #18-01, Singapore, Singapore 079912, respectively. BFM, BIL and BSL, founded in 1994, 1995 and 2000, respectively, are indirect wholly owned subsidiaries of BlackRock, Inc. (“BlackRock”), a premier provider of global investment management and risk management products with approximately [$8.0 trillion] in assets under management as of [September 30, 2022]. BFM’s assigned portion of the Low-Duration Bond Fund is managed by a team of investment professionals who have day-to-day management responsibility of the portfolio account: Adam Carlin, CFA, Director; Akiva Dickstein, Managing Director; Amanda Liu, CFA, Director; Scott MacLellan, CFA, Director; Bob Miller, Managing Director (retiring effective on or about March 31, 2023); and Sam Summers, Director. BFM has engaged BIL and BSL to serve as sub-subadvisers and provide, or assist in providing, investment management services to the Low-Duration Bond Fund portfolio account. In addition, the investment team's resources include over 200 sector specialists dedicated to fundamental fixed income responsible for sector oversight, research, analysis, security selection and trade execution. Messrs. Carlin, Dickstein MacLellan, Miller and Summers and Ms. Liu are senior portfolio managers, and each one has been with the firm for more than five years.
XI.  ADDRESS UPDATES
Effective on or about February 2023, the first class mail and overnight delivery addresses for corresponding or transacting with GuideStone Funds are changing. All references in the Prospectus to the first class mail or overnight delivery addresses are deleted in their entirety and replaced with the following, respectively:

FIRST CLASS MAIL ADDRESS:
GuideStone Funds
P.O. Box 534446
Pittsburgh, PA 15253-4446
OVERNIGHT DELIVERY ADDRESS:
GuideStone Funds
Attention 534446
500 Ross Street, 154-0520
Pittsburgh, PA 15262
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GUIDESTONE FUNDS
Supplement dated January 27, 2023
to
Statement of Additional Information (“SAI”) dated May 1, 2022 as amended August 31, 2022
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  PORTFOLIO MANAGER CHANGES FOR THE LOW-DURATION BOND FUND
Effective October 2022, Adam Carlin, CFA, Director, Amanda Liu, CFA, Director, and Sam Summers, Director, became members of the investment team primarily responsible for the day-to-day management of BlackRock Financial Management, Inc.’s (“BFM”) assigned portion of the Low-Duration Bond Fund (“LDBF”). In addition, effective on or about March 31, 2023, Bob Miller, Managing Director, will retire from BFM and will no longer serve as a portfolio manager to the LDBF. Upon retirement, all references to Mr. Miller will be deleted in their entirety.
In the section disclosing Portfolio Manager Compensation, beginning on page 92, the disclosure pertaining to BFM is deleted in its entirety and replaced with the following:
BlackRock Financial Management, Inc. (“BlackRock Financial”), BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL” and together with BlackRock Financial and BIL, “BFM”). BFM’s financial arrangements with its portfolio managers, competitive compensation and career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc. (“BlackRock”).
Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s chief investment officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/ or after-tax basis over various time periods including one-, three- and five-year periods, as applicable.
With respect to these portfolio managers, such benchmarks for the funds and other accounts include the following:
Portfolio Manager	Applicable Benchmarks
Adam Carlin, CFA	A combination of market-based indexes (e.g., Bloomberg US Aggregate Bond Index), certain customized indexes and certain fund industry peer groups.
i

Akiva Dickstein
A combination of market-based indexes (e.g., Bloomberg US Aggregate Index,
Bloomberg US Universal Index and Bloomberg Intermediate Aggregate Index),
certain customized indexes and certain fund industry peer groups.

Amanda Liu, CFA	A combination of market-based indexes (e.g., Bloomberg US Aggregate Bond Index), certain customized indexes and certain fund industry peer groups.
Scott MacLellan	A combination of market-based indexes (e.g., ICE BofA 1-3 Year US Corporate & Government Index), certain customized indexes and certain fund industry peer groups.
Bob Miller(1)	A combination of market-based indexes (e.g., Bloomberg US Aggregate Bond Index), certain customized indexes and certain fund industry peer groups.
Sam Summers	A combination of market-based indexes (e.g., Bloomberg US Aggregate Bond Index), certain customized indexes and certain fund industry peer groups.
(1)
Effective on or about March 31, 2023, Bob Miller will retire and will no longer serve as a portfolio manager to the Low-Duration Bond Fund.
Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.
Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock stock awards are generally granted in the form of BlackRock restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock common stock. Messrs. Carlin, Dickstein, MacLellan, Miller and Summers and Ms. Liu have deferred BlackRock stock awards.
For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.
Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
Incentive Savings Plans. BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (“RSP”) and the BlackRock Employee Stock Purchase Plan (“ESPP”). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3% to 5% of eligible compensation up to the IRS limit ($305,000 for 2022). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase
ii

date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.
Potential Material Conflicts of Interest. BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, the firm’s affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of the firm’s affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or the firm’s affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of the firm’s affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Carlin, Dickstein, MacLellan, Miller and Summers and Ms. Liu may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Therefore, Messrs. Carlin, Dickstein, MacLellan, Miller and Summers and Ms. Liu may be entitled to receive a portion of any incentive fees earned on such accounts.
As a fiduciary, BlackRock owes a duty of loyalty to clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.
iii

II.  CHANGES TO OTHER ACCOUNTS MANAGED
The Other Accounts Managed table, beginning on page 81, is amended to update the disclosure for BFM. The information is current as of December 31, 2021, except as otherwise noted.
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
BlackRock Financial Management, Inc., BlackRock International Limited and BlackRock (Singapore) Limited
Adam Carlin, CFA†	7	$6,790	3	$2,760	104	$39,720	N/A	N/A	N/A	N/A	1	$102
Akiva Dickstein	22	$30,170	26	$9,970	264	$104,200	N/A	N/A	N/A	N/A	5	$1,630
Amanda Liu, CFA†	7	$6,790	3	$2,760	114	$40,650	N/A	N/A	N/A	N/A	1	$102
Scott MacLellan, CFA	12	$16,580	15	$4,240	132	$61,020	N/A	N/A	N/A	N/A	2	$754
Bob Miller††	19	$97,470	18	$26,740	16	$5,940	N/A	N/A	N/A	N/A	6	$3,720
Sam Summers†	12	$80,190	14	$21,060	4	$2,020	N/A	N/A	N/A	N/A	N/A	N/A
†
Information is current as of September 30, 2022.
††
Effective on or about March 31, 2023, Bob Miller will retire and will no longer serve as a portfolio manager to the Low-Duration Bond Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
iv